Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies [Abstract]
Rent expense	$ 50	$ 68	$ 98	$ 125	$ 225	$ 262